Securities	12 Months Ended
Dec. 31, 2012
Securities

Note 4 – Securities

Securities Available for Sale. The following tables provide the amortized cost, fair values, and remaining maturities of securities available for sale.

RECONCILIATION OF AMORTIZED COST TO FAIR VALUES OF SECURITIES AVAILABLE FOR SALE	DECEMBER 31, 2012
(In Millions)	AMORTIZED COST	GROSS UNREALIZED GAINS	GROSS UNREALIZED LOSSES	FAIR VALUE
U.S. Government	$1,747.9	$36.7	$–	$1,784.6
Obligations of States and Political Subdivisions	13.9	0.2	–	14.1
Government Sponsored Agency	18,520.6	122.2	4.0	18,638.8
Corporate Debt	2,602.4	18.1	2.1	2,618.4
Covered Bonds	1,697.1	51.0	0.1	1,748.0
Supranational Bonds	1,053.9	7.0	0.2	1,060.7
Residential Mortgage-Backed	102.4	0.4	10.8	92.0
Other Asset-Backed	2,280.0	4.3	0.4	2,283.9
Auction Rate	99.6	2.1	3.9	97.8
Other	304.4	0.8	–	305.2

Total	$28,422.2	$242.8	$21.5	$28,643.5

	DECEMBER 31, 2011
(In Millions)	AMORTIZED COST	GROSS UNREALIZED GAINS	GROSS UNREALIZED LOSSES	FAIR VALUE
U.S. Government	$3,965.9	$63.5	$–	$4,029.4
Obligations of States and Political Subdivisions	14.9	0.9	–	15.8
Government Sponsored Agency	16,702.6	86.1	17.3	16,771.4
Corporate Debt	2,677.7	4.7	5.7	2,676.7
Covered Bonds	746.1	9.2	0.4	754.9
Non-U.S. Government Debt	173.7	–	–	173.7
Supranational Bonds	971.0	3.0	1.9	972.1
Residential Mortgage-Backed	196.1	–	32.3	163.8
Other Asset-Backed	1,606.8	1.3	3.3	1,604.8
Certificates of Deposit	2,418.2	0.2	0.3	2,418.1
Auction Rate	186.5	4.3	12.5	178.3
Other	433.1	0.6	0.2	433.5

Total	$30,092.6	$173.8	$73.9	$30,192.5

REMAINING MATURITY OF SECURITIES AVAILABLE FOR SALE	DECEMBER 31, 2012		DECEMBER 31, 2011
(In Millions)	AMORTIZED COST	FAIR VALUE	AMORTIZED COST	FAIR VALUE
Due in One Year or Less	$7,431.7	$7,451.2	$9,468.8	$9,469.6
Due After One Year Through Five Years	18,663.4	18,840.4	18,464.6	18,555.1
Due After Five Years Through Ten Years	1,724.0	1,738.0	1,326.7	1,333.7
Due After Ten Years	603.1	613.9	832.5	834.1

Total	$28,422.2	$28,643.5	$30,092.6	$30,192.5

Note: Mortgage-backed and asset-backed securities are included in the above table taking into account anticipated future prepayments.

Securities Held to Maturity. The following tables provide the amortized cost, fair values and remaining maturities of securities held to maturity.

RECONCILIATION OF AMORTIZED COST TO FAIR VALUES OF SECURITIES HELD TO MATURITY	DECEMBER 31, 2012
(In Millions)	AMORTIZED COST	GROSS UNREALIZED GAINS	GROSS UNREALIZED LOSSES	FAIR VALUE
Obligations of States and Political Subdivisions	$329.3	$17.2	$–	$346.5
Government Sponsored Agency	112.9	3.8	–	116.7
Non-U.S. Government Debt	205.0	–	–	205.0
Certificates of Deposit	1,667.6	0.2	0.6	1,667.2
Other	67.2	0.3	8.1	59.4

Total	$2,382.0	$21.5	$8.7	$2,394.8

	DECEMBER 31, 2011
(In Millions)	AMORTIZED COST	GROSS UNREALIZED GAINS	GROSS UNREALIZED LOSSES	FAIR VALUE
Obligations of States and Political Subdivisions	$529.4	$24.6	$0.1	$553.9
Government Sponsored Agency	156.8	4.3	0.1	161.0
Other	113.0	0.1	10.9	102.2

Total	$799.2	$29.0	$11.1	$817.1

REMAINING MATURITY OF SECURITIES HELD TO MATURITY	DECEMBER 31, 2012		DECEMBER 31, 2011
(In Millions)	AMORTIZED COST	FAIR VALUE	AMORTIZED COST	FAIR VALUE
Due in One Year or Less	$2,029.5	$2,030.6	$199.5	$200.9
Due After One Year Through Five Years	268.1	280.2	355.4	365.5
Due After Five Years Through Ten Years	45.4	49.8	215.5	226.1
Due After Ten Years	39.0	34.2	28.8	24.6

Total	$2,382.0	$2,394.8	$799.2	$817.1

Note: Mortgage-backed and asset-backed securities are included in the above table taking into account anticipated future prepayments.

Securities held to maturity consist of debt securities that management intends to, and Northern Trust has the ability to, hold until maturity.

Investment Security Gains and Losses. Net investment security losses totaling $1.7 million, $23.9 million, and $20.4 million were recognized in 2012, 2011, and 2010, respectively, and included OTTI losses of $3.3 million, $23.3 million, and $21.2 million, respectively. Gross proceeds from the sale of securities during the year ended December 31, 2012 of $2.7 billion resulted in gross realized gains of $23.5 million and gross realized losses of $21.9 million. There were $1.6 million and $0.8 million of other realized net security gains in 2012 and 2010, respectively, and $0.6 million of other realized net security losses in 2011.

Securities with Unrealized Losses. The following tables provide information regarding securities that had been in a continuous unrealized loss position for less than 12 months and for 12 months or longer as of December 31, 2012 and 2011.

SECURITIES WITH UNREALIZED LOSSES AS OF DECEMBER 31, 2012	LESS THAN 12 MONTHS		12 MONTHS OR LONGER		TOTAL
(In Millions)	FAIR VALUE	UNREALIZED LOSSES	FAIR VALUE	UNREALIZED LOSSES	FAIR VALUE	UNREALIZED LOSSES
Government Sponsored Agency	$482.2	$1.0	$1,171.8	$3.0	$1,654.0	$4.0
Corporate Debt	441.5	2.0	50.0	0.1	491.5	2.1
Covered Bonds	20.1	0.1	–	–	20.1	0.1
Supranational Bonds	113.8	0.2	–	–	113.8	0.2
Residential Mortgage-Backed	–	–	84.7	10.8	84.7	10.8
Other Asset-Backed	146.1	0.1	40.0	0.3	186.1	0.4
Certificates of Deposit	1,178.8	0.6	–	–	1,178.8	0.6
Auction Rate	2.7	0.3	41.0	3.6	43.7	3.9
Other	9.3	1.9	43.8	6.2	53.1	8.1

Total	$2,394.5	$6.2	$1,431.3	$24.0	$3,825.8	$30.2

SECURITIES WITH UNREALIZED LOSSES AS OF DECEMBER 31, 2011	LESS THAN 12 MONTHS		12 MONTHS OR LONGER		TOTAL
(In Millions)	FAIR VALUE	UNREALIZED LOSSES	FAIR VALUE	UNREALIZED LOSSES	FAIR VALUE	UNREALIZED LOSSES
Obligations of States and Political Subdivisions	$2.7	$0.1	$–	$–	$2.7	$0.1
Government Sponsored Agency	5,492.5	14.1	470.1	3.3	5,962.6	17.4
Corporate Debt	1,027.5	4.1	123.6	1.6	1,151.1	5.7
Covered Bonds	50.4	0.4	–	–	50.4	0.4
Supranational Bonds	438.2	1.8	99.9	0.1	538.1	1.9
Residential Mortgage-Backed	4.7	0.9	158.8	31.4	163.5	32.3
Other Asset-Backed	824.6	2.3	205.7	1.0	1,030.3	3.3
Certificates of Deposit	1,019.9	0.3	–	–	1,019.9	0.3
Auction Rate	61.0	7.3	52.6	5.2	113.6	12.5
Other	146.3	2.1	45.0	9.0	191.3	11.1

Total	$9,067.8	$33.4	$1,155.7	$51.6	$10,223.5	$85.0

As of December 31, 2012, 233 securities with a combined fair value of $3.8 billion were in an unrealized loss position, with their unrealized losses totaling $30.2 million. Unrealized losses on residential mortgage-backed securities totaling $10.8 million reflect the impact of wider credit and liquidity spreads on the valuations of 13 residential mortgage-backed securities since purchase, with $84.7 million having been in an unrealized loss position for more than 12 months. Residential mortgage-backed securities rated below double-A at December 31, 2012 represented 96% of the total fair value of residential mortgage-backed securities, were comprised primarily of subprime, prime, and Alt-A securities, and had a total amortized cost and fair value of $98.6 million and $88.2 million, respectively. Securities classified as “other asset-backed” at December 31, 2012 had average lives of less than 5 years, and 99% were rated triple-A.

Unrealized losses of $4.0 million related to government sponsored agency securities are primarily attributable to changes in market rates since their purchase. The majority of the $8.1 million of unrealized losses in securities classified as “other” at December 31, 2012 relate to securities which Northern Trust purchases for compliance with the Community Reinvestment Act (CRA). Unrealized losses on these CRA related other securities are attributable to their purchase at below market rates for the purpose of supporting institutions and programs that benefit low to moderate income communities within Northern Trust’s market area. Unrealized losses of $3.9 million related to auction rate securities primarily reflect reduced market liquidity as a majority of auctions continue to fail preventing holders from liquidating their investments at par. Unrealized losses of $2.1 million within corporate debt securities primarily reflect widened credit spreads; 45% of the corporate debt portfolio is backed by guarantees provided by U.S. and non-U.S. governmental entities. The remaining unrealized losses on Northern Trust’s securities portfolio as of December 31, 2012 are attributable to changes in overall market interest rates, increased credit spreads, or reduced market liquidity. As of December 31, 2012, Northern Trust does not intend to sell any investment in an unrealized loss position and it is not more likely than not that Northern Trust will be required to sell any such investment before the recovery of its amortized cost basis, which may be maturity.

Security impairment reviews are conducted quarterly to identify and evaluate securities that have indications of possible OTTI. A determination as to whether a security’s decline in market value is other-than-temporary takes into consideration numerous factors and the relative significance of any single factor can vary by security. Factors Northern Trust considers in determining whether impairment is other-than-temporary include, but are not limited to, the length of time the security has been impaired; the severity of the impairment; the cause of the impairment and the financial condition and near-term prospects of the issuer; activity in the market of the issuer which may indicate adverse credit conditions; Northern Trust’s intent regarding the sale of the security as of the balance sheet date; and the likelihood that it will not be required to sell the security for a period of time sufficient to allow for the recovery of the security’s amortized cost basis. For each security meeting the requirements of Northern Trust’s internal screening process, an extensive review is conducted to determine if OTTI has occurred.

While all securities are considered, the following describes Northern Trust’s process for identifying credit impairment within non-agency residential mortgage-backed securities, the security type for which Northern Trust has recognized the majority of its OTTI. To determine if an unrealized loss on a non-agency residential mortgage-backed security is other-than-temporary, economic models are used to perform cash flow analyses by developing multiple scenarios in order to create reasonable forecasts of the security’s future performance using available data including servicers’ loan charge off patterns, prepayment speeds, annualized default rates, each security’s current delinquency pipeline, the delinquency pipeline’s growth rate, the roll rate from delinquency to default, loan loss severities and historical performance of like collateral, along with Northern Trust’s outlook for the housing market and the overall economy. If the present value of future cash flows projected as a result of this analysis is less than the current amortized cost of the security, a credit-related OTTI loss is recorded to earnings equal to the difference between the two amounts.

Impairments of non-agency residential mortgage-backed securities are influenced by a number of factors, including but not limited to, U.S. economic and housing market performance, security credit enhancement level, insurance coverage, year of origination, and type of collateral. The factors used in estimating losses on non-agency residential mortgage-backed securities vary by year of origination and type of collateral. As of December 31, 2012, loss estimates for subprime, Alt-A, prime and 2nd lien collateral portfolios were developed using default roll rates, determined primarily by the stage of delinquency of the underlying instrument, that generally assumed ultimate default rates approximating 5% to 30% for current loans; 30% for loans 30 to 60 days delinquent; 80% for loans 60 to 90 days delinquent; 90% for loans delinquent greater than 90 days; and 100% for OREO properties and loans that are in foreclosure.

December 31, 2012 amortized cost, weighted average ultimate default rates, and impairment severity rates for the non-agency residential mortgage-backed securities portfolio, by security type, are provided in the following table.

	DECEMBER 31, 2012
			LOSS SEVERITY RATES
($ In Millions)	AMORTIZED COST	WEIGHTED AVERAGE ULTIMATE DEFAULT RATES	LOW	HIGH	WEIGHTED AVERAGE
Prime	$9.3	21.5%	33.0%	48.6%	34.7%
Alt-A	13.1	42.2	68.3	68.3	68.3
Subprime	56.7	49.5	61.8	84.2	76.6
2nd Lien	23.3	33.6	98.5	100.0	99.2
Total Non-Agency Residential Mortgage-Backed Securities	$102.4	41.8%	33.0%	100.0%	76.9%

During the year ended December 31, 2012, OTTI losses totaling $3.3 million were recognized, of which $1.7 million related to non-agency residential mortgage-backed securities and $1.6 million related to auction rate securities. Northern Trust’s processes for identifying credit impairment within auction rate securities are largely consistent with the processes utilized for non-agency residential mortgage-backed securities and include analyses of loss severities and default rates adjusted for the type of underlying loan and the presence of government guarantees, as applicable. OTTI losses of $23.3 million and $21.2 million were recorded for the years ended December 31, 2011 and 2010, respectively, related to non-agency residential mortgage-backed securities.

Credit Losses on Debt Securities. The table below provides information regarding total other-than-temporarily impaired securities, including noncredit-related amounts recognized in other comprehensive income and net impairment losses recognized in earnings, for the years ended December 31, 2012, 2011, and 2010.

	DECEMBER 31,
(In Millions)	2012	2011	2010
Changes in Other-Than-Temporary Impairment Losses(1)	$(2.7)	$(1.1)	$(0.8)
Noncredit-related Losses Recorded in / (Reclassified from) OCI(2)	(0.6)	(22.2)	(20.4)

Net Impairment Losses Recognized in Earnings	$(3.3)	$(23.3)	$(21.2)

(1) For initial other-than-temporary impairments in the respective year, the balance includes the excess of the amortized cost over the fair value of the impaired securities. For subsequent impairments of the same security, the balance includes any additional changes in fair value of the security subsequent to its most recently recorded OTTI.

(2) For initial other-than-temporary impairments in the respective year, the balance includes the portion of the excess of amortized cost over the fair value of the impaired securities that was recorded in OCI. For subsequent impairments of the same security, the balance includes additional changes in OCI for that security subsequent to its most recently recorded OTTI.

Provided in the table below are the cumulative credit-related losses recognized in earnings on debt securities other-than-temporarily impaired.

	YEAR ENDED DECEMBER 31,
(In Millions)	2012	2011
Cumulative Credit-Related Losses on Securities Held – Beginning of Year	$68.2	$94.2
Plus: Losses on Newly Identified Impairments	1.6	1.5
Additional Losses on Previously Identified Impairments	1.7	21.8
Less: Current and Prior Period Losses on Securities Sold During the Year	(29.2)	(49.3)

Cumulative Credit-Related Losses on Securities Held – End of Year	$42.3	$68.2

The table below provides information regarding debt securities held as of December 31, 2012 and 2011, for which an OTTI loss has been recognized in the current year or previously.

	DECEMBER 31,
(In Millions)	2012	2011
Fair Value	$51.5	$73.6
Amortized Cost Basis	59.0	96.8

Noncredit-related Losses Recognized in OCI	(7.5)	(23.2)
Tax Effect	2.8	8.6

Amount Recognized in OCI	$(4.7)	$(14.6)